FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SUMMARY OF CONTRACTUAL UNDISCOUNTED CASH FLOW FINANCIAL LIABILITIES

Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2025 are as follows:

	Carrying value	Contractual Cash flows	Within 1 year	1 - 5 Years
	$	$	$	$
Trade accounts payable	172,521	172,521	172,521	-
	172,521	172,521	172,521	-

SCHEDULE OF FOREIGN CURRENCY EXPOSURE

The following are balances of foreign currency exposure as of December 31 (Canadian dollar values of GB pound balances):

	2025	2024	2023
	$	$	$
Cash	3,579	3,879	-
Accounts receivable	4,743	692	-
Accounts payable	(8,768)	(562)	-
	(446)	4,010	-